Goodwill, Regulatory Authorizations, and Other Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Cost	$ 416,217	$ 416,217
Accumulated Amortization	(335,483)	(300,797)
Carrying Amount	80,734	115,420
Amortization expense	$ 45,100	50,900	$ 68,800
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life	8 years
Cost	$ 270,300	270,300
Accumulated Amortization	(214,544)	(189,910)
Carrying Amount	$ 55,756	80,390
Contract-based
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life	4 years
Cost	$ 64,800	64,800
Accumulated Amortization	(64,800)	(64,800)
Carrying Amount	$ 0	0
Technology-based
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life	6 years
Cost	$ 51,417	51,417
Accumulated Amortization	(47,848)	(39,281)
Carrying Amount	$ 3,569	12,136
Trademark portfolio
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful life	20 years
Cost	$ 29,700	29,700
Accumulated Amortization	(8,291)	(6,806)
Carrying Amount	$ 21,409	$ 22,894